Financial Expenses (Income), Net (Tables)	6 Months Ended
Jun. 30, 2025
Finance (Income) Expense, Net [Abstract]
Schedule of Financial Expenses (Income), Net
	Six months ended June 30,
	2025	2024
	USD in thousands

Change in fair value of convertible promissory notes and derivative liabilities	(942)	730
Exchange rate differences	3	20
Interest income	(6)	(60)
Issuance costs of convertible promissory notes	150	-
Issuance costs of financial instruments classified as derivative liabilities	-	603
Revaluation of securities - fair value through profit or loss	(1)	57
Remeasurement of Deferred Payment	25	-
Interest expense on Deferred Payment	13	-
Other finance expenses (income)	8	17
Financial expenses (income), net	(750)	1,367